Document and Entity Information	Jun. 11, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A, or this Amendment, is being filed to amend the Current Report on Form 8-K filed by Korro Bio, Inc., or Korro, on June 11, 2025, or the Original 8-K. The Original 8-K was filed with the Securities and Exchange Commission to report the stockholder votes at Korro’s 2025 annual meeting of stockholders held on June 11, 2025, or the 2025 Annual Meeting. The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, Korro’s Board of Directors’ decision on the stockholder vote regarding the frequency of future non-binding advisory votes on the compensation of Korro’s named executive officers. Except as set forth herein, no other modifications have been made to the Original 8-K.
Document Period End Date	Jun. 11, 2025
Entity Central Index Key	0001703647
Entity File Number	001-39062
Entity Registrant Name	Korro Bio, Inc.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	47-2324450
Entity Address Address Line One	60 First Street
Entity Address, Address Line Two	2nd floor
Entity Address, Address Line Three	Suite 250
Entity Address City Or Town	Cambridge
Entity Address Postal Zip Code	02141
Entity Address State Or Province	MA
City Area Code	(617)
Local Phone Number	468-1999
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	KRRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false